Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Dec. 18, 2015	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
C000161384
Account Value [Line Items]
Line Graph and Table Measure Name		Absolute Capital Asset Allocator Fund
Account Value	$ 9,425	$ 14,060	$ 11,862	$ 10,895	$ 13,026	$ 11,235	$ 11,073	$ 11,393	$ 10,619	$ 9,576
C000161385
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Capital Asset Allocator Fund
Account Value	$ 100,000	$ 149,633	126,020	115,754	138,393	119,366	117,482	120,879	112,668	101,600
C000161386
Account Value [Line Items]
Line Graph and Table Measure Name		Absolute Capital Asset Allocator Fund
Account Value	10,000	$ 13,997	11,897	11,013	13,258	11,530	11,448	11,855	11,130	10,110
C000161387
Account Value [Line Items]
Line Graph and Table Measure Name		Absolute Capital Defender Fund
Account Value	$ 9,425	$ 13,041	11,273	10,588	12,010	10,556	10,377	10,717	10,185	9,293
C000161388
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Capital Defender Fund
Account Value	$ 100,000	$ 138,758	119,837	112,559	127,673	112,214	110,097	113,709	108,057	98,600
C000161389
Account Value [Line Items]
Line Graph and Table Measure Name		Absolute Capital Defender Fund
Account Value	$ 10,000	$ 12,965	11,296	10,691	12,219	10,816	10,705	11,152	10,671	9,810
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 10,000	12,368	11,193	10,582	12,611	12,179	11,556	10,981	10,769	10,587
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 100,000	123,677	111,929	105,820	126,113	121,791	115,555	109,808	107,691	105,874
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 10,000	12,368	11,193	10,582	12,611	12,179	11,556	10,981	10,769	10,587
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 10,000	12,368	11,193	10,582	12,611	12,179	11,556	10,981	10,769	10,587
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 100,000	123,677	111,929	105,820	126,113	121,791	115,555	109,808	107,691	105,874
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 10,000	12,368	11,193	10,582	12,611	12,179	11,556	10,981	10,769	10,587
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,000	18,295	15,167	13,758	16,800	14,215	13,350	12,854	12,044	10,941
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Account Value	$ 10,000	15,159	13,027	12,186	14,775	13,311	12,566	11,900	11,477	10,872
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 100,000	182,950	151,669	137,581	168,003	142,152	133,502	128,546	120,446	109,409
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Account Value	$ 100,000	151,594	130,270	121,858	147,749	133,110	125,663	119,000	114,770	108,724
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,000	18,295	15,167	13,758	16,800	14,215	13,350	12,854	12,044	10,941
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Account Value	$ 10,000	15,159	13,027	12,186	14,775	13,311	12,566	11,900	11,477	10,872
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,000	18,295	15,167	13,758	16,800	14,215	13,350	12,854	12,044	10,941
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Account Value	$ 10,000	15,159	13,027	12,186	14,775	13,311	12,566	11,900	11,477	10,872
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 100,000	182,950	151,669	137,581	168,003	142,152	133,502	128,546	120,446	109,409
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Account Value	$ 100,000	151,594	130,270	121,858	147,749	133,110	125,663	119,000	114,770	108,724
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,000	18,295	15,167	13,758	16,800	14,215	13,350	12,854	12,044	10,941
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Account Value	$ 10,000	$ 15,159	$ 13,027	$ 12,186	$ 14,775	$ 13,311	$ 12,566	$ 11,900	$ 11,477	$ 10,872